Note 10 - Cash-settled Share-based Payments - Share-based Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Cash-settled share-based payment expense	$ 762	$ 9	$ 946	$ 370
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense			927	344
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense			$ 19	$ 26